Note 5 - Inventory (Details) - Inventory Schedule - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Schedule [Abstract]
Finished goods	$ 631,616	$ 669,706	$ 654,970
Work in process	70,329	58,666	131,666
	$ 701,945	$ 728,372	$ 786,636